Property and equipment	12 Months Ended
Dec. 31, 2022
Property And Equipment
Property and equipment

9. Property and equipment

Components of the Company’s property and equipment are summarized below.

	Cost
	Equipment	Computer Equipment	Right of use building	Right of use vehicles	Total
	$	$	$	$	$
At January 1, 2021	215	335	546	94	1,190
Additions	6	24	16	—	46
Modification of building lease	—	—	109	—	109
Disposals	(5)	(69)	—	—	(74)
Impact of foreign exchange rate changes	(17)	(22)	(48)	(7)	(94)
At December 31, 2021	199	268	623	87	1,177
Additions	—	11	—	38	49
Modification of lease	—	—	98	18	116
Disposals	—	(1)	(10)	—	(11)
Impact of foreign exchange rate changes	(11)	(13)	(26)	(7)	(57)
At December 31, 2022	188	265	685	136	1,274

	Accumulated Depreciation
	Equipment	Computer Equipment	Right of use building	Right of use vehicles	Total
	$	$	$	$	$
At January 1, 2021	199	329	437	46	1,011
Disposals	(5)	(69)	—	—	(74)
Depreciation	4	5	94	26	129
Impact of foreign exchange rate changes	(17)	(21)	(38)	(5)	(81)
At December 31, 2021	181	244	493	67	985
Disposals	—	(1)	(10)	—	(11)
Depreciation	2	9	94	25	130
Impact of foreign exchange rate changes	(10)	(12)	(21)	(3)	(46)
At December 31, 2022	173	240	556	89	1,058

	Carrying amount
	Equipment	Computer Equipment	Right of use building	Right of use vehicles	Total
	$	$	$	$	$
At December 31, 2021	18	24	130	20	192
At December 31, 2022	15	25	129	47	216

On September 30, 2022 the Company and its landlord mutually agreed to a one-year plus 6 months’ notice extension to its existing building lease agreement for its German subsidiary, continuing such terms until March 31, 2024, resulting in a modification being recorded to the building right of use asset in the amount of $98 (2021 - $109).

Aeterna Zentaris Inc.

Notes to Consolidated Financial Statements

As of December 31, 2022 and December 31, 2021 and for the years ended

December 31, 2022, 2021 and 2020

(in thousands of US dollars, except share and per share data and where otherwise noted)